Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Net Income (Loss) Per Share
NET INCOME (LOSS) PER SHARE
Baytex calculates basic income per share based on the net income or loss attributable to shareholders using the weighted average number of shares outstanding during the period. Diluted income per share amounts reflect the potential dilution that could occur if share awards were converted. The treasury stock method is used to determine the dilutive effect of share awards whereby the potential conversion of share awards and the amount of compensation expense, if any, attributed to future services are assumed to be used to purchase common shares at the average market price during the year.

	Years Ended December 31
	2017			2016
	Net income	Weighted average common shares (000s)	Net income per share	Net loss	Weighted average common shares (000s)	Net loss per share
Net income (loss) - basic	$87,174	234,787	$0.37	$(485,184)	212,298	$(2.29)
Dilutive effect of share awards	—	2,462	—	—	—	—
Net income (loss) - diluted	$87,174	237,249	$0.37	$(485,184)	212,298	$(2.29)

For the years ended December 31, 2017 and 2016, the effect of no share awards and 3.2 million share awards, respectively, were excluded from the calculation of dilutive earnings per share as they were determined to be anti-dilutive.